PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

(The Parnassus Core Equity Fund was formerly known as the Parnassus Equity Income Fund)

Portfolio of Investments as of March 31, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
1,941,000	Compass Minerals International Inc. Ω		160,171,320
1,600,000	Praxair Inc.		209,552,000
		4.3%	369,723,320

	Communications Equipment
3,309,000	QUALCOMM Inc.	3.1%	260,947,740

	Computers
710,000	Apple Inc.	4.5%	381,085,400

	Consulting Services
1,906,630	Accenture PLC	1.8%	151,996,544

	Cosmetics & Personal Care
3,750,000	Procter & Gamble Co.	3.5%	302,250,000

	Financial Services
6,007,000	Charles Schwab Corp.		164,171,310
2,750,000	MasterCard Inc.		205,425,000
		4.3%	369,596,310

	Food Products
2,350,000	McCormick & Co.		168,589,000
8,368,093	Mondelez International Inc.		289,117,613
2,750,000	PepsiCo Inc.		229,625,000
5,495,000	Sysco Corp.		198,534,350
		10.4%	885,865,963

	Home Products
1,140,000	WD-40 Co. Ω	1.0%	88,429,800

	Industrial Manufacturing
3,185,000	Pentair Ltd.		252,697,900
7,500,000	Xylem Inc.		273,150,000
		6.2%	525,847,900

	Insurance
1,983,613	Verisk Analytics Inc. θ	1.4%	118,937,435

	Internet
150,000	Google Inc. θ	2.0%	167,176,500

	Medical Equipment
4,500,000	Patterson Companies Inc.		187,920,000
1,601,900	Teleflex Inc.		171,787,756
		4.2%	359,707,756

	Natural Gas
2,255,000	Energen Corp.		182,226,550
6,010,000	MDU Resources Group Inc.		206,203,100
2,085,000	Northwest Natural Gas Co. Ω		91,760,850
4,535,000	Spectra Energy Corp.		167,522,900
		7.6%	647,713,400

	Oil & Gas
2,850,000	National Oilwell Varco Inc.		221,929,500
5,325,000	W&T Offshore Inc. Ω		92,175,750
		3.7%	314,105,250

	Pharmaceuticals
2,500,000	Allergan Inc.		310,250,000
2,505,000	Gilead Sciences Inc. θ		177,504,300
2,000,000	Novartis AG (ADR)		170,040,000
		7.7%	657,794,300

	Professional Services
6,900,000	Iron Mountain Inc.	2.2%	190,233,000

	Retail
3,154,000	CVS Caremark Corp.		236,108,440
2,202,000	Target Corp.		133,243,020
		4.4%	369,351,460

	Semiconductor Capital Equipment
18,000,000	Applied Materials Inc.	4.3%	367,560,000

	Services
5,640,000	Thomson Reuters Corp.	2.3%	192,888,000

	Telecommunications Equipment
4,745,000	Motorola Solutions Inc.	3.6%	305,056,050

	Telecommunications Provider
8,623,563	Shaw Communications Inc. λ	2.4%	206,103,156

	Transportation
5,375,000	C.H. Robinson Worldwide Inc. λ		281,596,250
4,866,000	Expeditors International of Washington Inc.		192,839,580
1,552,000	United Parcel Service Inc.		151,133,760
		7.3%	625,569,590

	Utility & Power Distribution
1,800,000	AGL Resources Inc.		88,128,000
8,485,000	Questar Corp.		201,773,300
		3.4%	289,901,300

	Waste Management
4,400,000	Waste Management Inc.	2.2%	185,108,000

	Total investment in equities
	(cost $6,047,458,422)	97.8%	8,332,948,174

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Community Bank of the Bay 0.30%, matures 07/15/2014		98,850
250,000	Community Trust Credit Union 0.55%, matures 10/15/2014		244,603
		0.0%	343,453

	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/10/2013, matures 04/10/2014, 0.15%
	Participating depository institutions:
	Banco Popular de Puerto Rico, par 246,000;
	Bank of the West, par 19,871;
	Signature Bank, par 234,129;
	(cost $492,535)		492,535
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/17/2013, matures 10/16/2014, 0.15%
	Participating depository institutions:
	Bank of the West, par 221,129;
	Citizens Business Bank, par 37,871;
	Fieldpoint Private Bank & Trust, par 241,000;
	(cost $489,122)		489,122
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/23/2014, matures 01/22/2015, 0.15%
	Participating depository institutions:
	Citizens Business Bank, par 203,129;
	EverBank, par 243,500;
	The PrivateBank and Trust Company, par 53,371;
	(cost $483,737)		483,737
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/06/2014, matures 02/05/2015, 0.15%
	Participating depository institutions:
	Bank of America, N.A., par 241,000;
	Southern Bancorp Bank, par 241,000;
	The PrivateBank and Trust Company, par 18,000;
	(cost $482,967)		482,967
		0.0%	1,948,361

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2014		99,754
7,500,000	MicroVest Plus, LP Note 2.25%, matures 04/15/2014		7,465,385
200,000	New Hampshire Community Loan Fund 1.00%, matures 07/15/2014		196,549
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2015		190,170
100,000	Vermont Community Loan Fund 1.00%, matures 04/15/2014		99,754
		0.1%	8,051,612

	Time Deposits
226,487,978	BBH Cash Management Service
	BTMU, Grand Cayman 0.03%, due 04/01/2014		100,000,000
	Citibank, Nassau 0.03%, due 04/01/2014		26,487,978
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2014		100,000,000
		2.7%	226,487,978

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
106,474,306	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	1.3%	106,474,306

	Total short-term securities
	(cost $343,305,710)	4.1%	343,305,710

	Total securities
	(cost $6,390,764,132)	101.9%	8,676,253,884

	Payable upon return of securities loaned	(1.3%)	(106,474,306)

	Other assets and liabilities - net	(0.6%)	(52,856,294)

	Total net assets	100.0%	8,516,923,284

Ω Fund ownership consists of 5% or more of the shares
outstanding of the Affiliated Issuer, as defined under
the Investment Securities Act of 1940.
θ This security is non-income producing.
λ This security, or partial position of this security,
was on loan at March 31, 2014.
The total value of the securities on loan at
March 31, 2014 was $104,242,462.
α Market value adjustments have been applied to these
securities to reflect potential early withdrawal.

ADR American Depository Receipt

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$6,047,538,026
Unrealized appreciation	$2,315,866,838
Unrealized depreciation	(30,456,690)

Net unrealized appreciation	$2,285,410,148

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$532,234,176	$—	$—	$532,234,176
Consumer Staples	1,512,654,203	—	—	1,512,654,203
Energy	663,854,700	—	—	663,854,700
Financials	164,171,310	—	—	164,171,310
Health Care	1,017,502,056	—	—	1,017,502,056
Industrials	1,645,695,925	—	—	1,645,695,925
Information Technology	1,839,247,234	—	—	1,839,247,234
Materials	369,723,320	—	—	369,723,320
Utilities	587,865,250	—	—	587,865,250
Short-Term Investments	332,962,284	—	10,343,426	343,305,710
Total	$8,665,910,458	$—	$10,343,426	$8,676,253,884

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2014:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2013	$10,137,706
Discounts/premiums amortization	205,720
Purchases	1,200,000
Sales	(1,200,000)
Balance as of March 31, 2014	$10,343,426

There were no significant transfers between Level 1, Level 2, and Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	March 31, 2014	Technique	Unobservable Input	Weighted Average

Certificates of Deposit	$343,453	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$9,999,973	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2014, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2014 is set forth below:

	January 1, 2014
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals International Inc.	1,941,000	—	—	1,941,000	$160,171,320	$1,164,600
Northwest Natural Gas Co.	2,000,000	85,000	—	2,085,000	91,760,850	924,061
W&T Offshore Inc.	5,325,000	—	—	5,325,000	92,175,750	532,500
WD-40 Co.	1,140,000	—	—	1,140,000	88,429,800	387,600
Total Affiliates					$432,537,720	$3,008,761

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2014 (unaudited)

Principal Amount ($)	Commercial Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Commercial Mortgage-Backed Securities
1,220,000	DBUBS Mortgage Trust Series 2011-LC2A, Class A2, 3.39%, due 07/10/2044		1,274,357
1,000,000	JP Morgan Mortgage Trust Series 2011-C4, Class A4, 4.39%, due 07/15/2046		1,077,726
1,000,000	JP Morgan Mortgage Trust Series 2013-C13, Class A2, 2.67%, due 01/15/2046		1,020,568
1,000,000	Morgan Stanley Capital Trust Series 2011-C1, Class A2, 3.88%, due 09/15/2047		1,043,901
1,000,000	UBS-Barclays Mortgage Trust Series 2012-C2, Class A3, 3.06%, due 05/10/2063		1,012,892

	Total investment in commercial mortgage-backed securities
	(cost $5,420,561)	3.1%	5,429,444

Principal Amount ($)	Convertible Bonds	Percent of Net Assets	Market Value ($)

	Biotechnology
500,000	InterMune Inc. 2.50%, due 09/15/2018	0.4%	642,813

	Total investment in convertible bonds
	(cost $448,169)	0.4%	642,813

Principal Amount ($)	Corporate Bonds	Percent of Net Assets	Market Value ($)

	Air Transportation
1,503,571	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	1.0%	1,729,106

	Chemicals
3,000,000	Praxair Inc. 4.50%, due 08/15/2019	1.9%	3,311,961

	Computers
2,000,000	International Business Machines Corp. 3.38%, due 08/01/2023	1.1%	2,000,034

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 4.95%, due 08/15/2014		2,033,822
4,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022		3,826,040
		3.4%	5,859,862

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.2%	2,060,468

	Electronics
2,000,000	Agilent Technologies Inc. 3.20%, due 10/01/2022	1.1%	1,903,160

	Food Products
3,000,000	Mondelez International Inc. 5.38%, due 02/10/2020	1.9%	3,391,503

	Health Care Products
2,000,000	CR Bard Inc. 4.40%, due 01/15/2021	1.2%	2,157,320

	Health Care Services
2,000,000	Cardinal Health Inc. 1.70%, due 03/15/2018	1.1%	1,982,464

	Industrial Manufacturing
2,870,000	Danaher Corp. 5.40%, due 03/01/2019	1.9%	3,276,360

	Internet
3,000,000	Google Inc. 3.63%, due 05/19/2021	1.8%	3,173,895

	Pharmaceuticals
3,000,000	Genzyme Corp. 3.63%, due 06/15/2015	1.8%	3,107,223

	Retail
2,000,000	CVS Caremark Corp. 4.13%, due 05/15/2021		2,129,386
1,750,000	Nordstrom Inc. 4.00%, due 10/15/2021		1,843,333
2,500,000	Starbucks Corp. 3.85%, due 10/01/2023		2,555,888
3,500,000	TJX Cos., Inc. 4.20%, due 08/15/2015		3,668,756
		5.8%	10,197,363

	Semiconductor Capital Equipment
2,000,000	Applied Materials Inc. 4.30%, due 06/15/2021	1.2%	2,153,146

	Services
2,500,000	Ecolab Inc. 4.35%, due 12/08/2021	1.5%	2,690,003

	Software
2,000,000	Adobe Systems Inc. 3.25%, due 02/01/2015		2,042,344
2,000,000	Intuit Inc. 5.75%, due 03/15/2017		2,245,672
		2.5%	4,288,016

	Telecommunications Equipment
500,000	Corning Inc. 6.63%, due 05/15/2019		598,425
2,000,000	Corning Inc. 3.70%, due 11/15/2023		2,026,220
2,500,000	Motorola Solutions Inc. 3.75%, due 05/15/2022		2,468,153
		2.9%	5,092,798

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. 4.70%, due 10/01/2019		2,203,892
3,000,000	FedEx Corp. 2.70%, due 04/15/2023		2,776,992
		2.9%	4,980,884

	Utility & Power Distribution
2,000,000	AGL Capital Corp. 5.25%, due 08/15/2019	1.3%	2,247,664

	Waste Management
3,000,000	Waste Management Inc. 6.38%, due 03/11/2015		3,156,690
2,000,000	Waste Management Inc. 7.13%, due 12/15/2017		2,345,836
		3.2%	5,502,526

	Total investment in corporate bonds
	(cost $69,293,142)	40.7%	71,105,756

Principal Amount ($)	Federal Agency Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Federal Agency Mortgage-Backed Securities
955,581	Fannie Mae Pool 931739 4.00%, due 08/01/2024		1,012,079
980,271	Fannie Mae Pool AD5108 3.50%, due 12/01/2025		1,028,407
903,523	Fannie Mae Pool AH0973 4.00%, due 12/01/2025		956,854
1,127,834	Fannie Mae Pool MA0695 4.00%, due 04/01/2031		1,190,571
961,155	Fannie Mae Pool MA0844 4.50%, due 08/01/2031		1,039,347
976,915	Fannie Mae Pool MA1607 3.00%, due 10/01/2033		975,273
1,533,075	Fannie Mae Pool AD4296 5.00%, due 04/01/2040		1,674,835
1,436,129	Fannie Mae Pool AI8483 4.50%, due 07/01/2041		1,534,493
964,117	Fannie Mae Pool AJ4994 4.50%, due 11/01/2041		1,029,448
982,229	FHLMC Multifamily Structured Pass Through Certificates K-029, Class A1, 2.84%, due 10/25/2022		1,006,876
994,476	Freddie Mac Pool E02746 3.50%, due 11/01/2025		1,043,458
860,920	Freddie Mac Pool G14820 3.50%, due 12/01/2026		901,046
940,231	Freddie Mac Pool G14809 3.00%, due 07/01/2028		967,002
984,346	Freddie Mac Pool G30672 3.50%, due 07/01/2033		1,012,397
1,161,529	Freddie Mac Pool G05514 5.00%, due 06/01/2039		1,274,717
2,167,531	Freddie Mac Pool A93451 4.50%, due 08/01/2040		2,312,922
929,128	Freddie Mac Pool G07426 4.00%, due 06/01/2043		964,502

	Total investment in federal agency mortgage-backed securities
	(cost $19,969,561)	11.4%	19,924,227

Principal Amount ($)	Supranational Bonds	Percent of Net Assets	Market Value ($)

	Supranational Bonds
5,000,000	International Finance Corp. 0.50%, due 05/16/2016	2.9%	4,986,325

	Total investment in supranational bonds
	(cost $4,993,433)	2.9%	4,986,325

Principal Amount ($)	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value ($)

	U.S. Government Treasury Bonds
6,000,000	U.S. Treasury 2.63%, due 06/30/2014		6,038,202
6,000,000	U.S. Treasury 2.38%, due 09/30/2014		6,068,202
2,000,000	U.S. Treasury 0.13%, due 12/31/2014		2,000,468
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,075,585
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,068,202
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,126,798
2,000,000	U.S. Treasury 0.38%, due 11/15/2015		2,003,046
1,000,000	U.S. Treasury 1.50%, due 07/31/2016		1,021,172
4,000,000	U.S. Treasury 3.50%, due 05/15/2020		4,333,436
6,000,000	U.S. Treasury 2.13%, due 08/15/2021		5,896,404
5,000,000	U.S. Treasury 2.00%, due 02/15/2022		4,834,375
6,000,000	U.S. Treasury 1.75%, due 05/15/2022		5,661,564
5,500,000	U.S. Treasury 2.00%, due 02/15/2023		5,230,588
3,000,000	U.S. Treasury 1.75%, due 05/15/2023		2,779,218
2,000,000	U.S. Treasury 2.50%, due 08/15/2023		1,971,406
4,000,000	U.S. Treasury 2.75%, due 11/15/2023		4,018,124
1,120,290	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		1,241,247

	Total investment in U.S. government treasury bonds
	(cost $66,095,814)	37.4%	65,368,037

	Total investment in long-term securities
	(cost $166,220,680)	95.9%	167,456,602

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.25%, matures 10/15/2014	1.4%	2,419,041

	Time Deposits
3,999,587	BBH Cash Management Service
	DBS Bank Ltd. Singapore 0.03%, due 04/01/2014	2.3%	3,999,587

	Total short-term securities
	(cost $6,418,628)	3.7%	6,418,628

	Total securities
	(cost $172,639,308)	99.6%	173,875,230

	Other assets and liabilities - net	0.4%	1,914,530

	Total net assets	100.0%	175,789,760

α Market value adjustments have been applied to these
securities to reflect potential early withdrawal.

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$166,220,680
Unrealized appreciation	$3,183,662
Unrealized depreciation	(1,947,740)

Net unrealized appreciation	$1,235,922

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$5,429,444	$—	$5,429,444
Convertible Bonds	—	642,813	—	642,813
Corporate Bonds	—	71,105,756	—	71,105,756
Federal Agency Mortgage-Backed Securities	—	19,924,227	—	19,924,227
Supranational Bonds	—	4,986,325	—	4,986,325
U.S. Government Treasury Bonds	—	65,368,037	—	65,368,037
Short-Term Investments	3,999,587	—	2,419,041	6,418,628
Total	$3,999,587	$167,456,602	$2,419,041	$173,875,230

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2014:

Community Development Loans
Balance as of December 31, 2013	$2,382,055
Discounts/premiums amortization	36,986
Purchases	—
Sales	—
Balance as of March 31, 2014	$2,419,041

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	March 31, 2014	Technique	Unobservable Input	Weighted Average

Community Development Loans	$2,419,041	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 8, 2014

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 8, 2014